ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Q1)	3 Months Ended
Mar. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 5 - ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Accounts payable and accrued expenses consisted of the following:

(in thousands)	March 31, 2024	December 31, 2023
Accounts payable	$1,147.7	$1,600.7
Other accrued expenses	5,526.1	—
Income tax payable	2,522.7	—
Franchise tax payable	508.2	—
Accounts payable and accrued expenses	$9,704.7	$1,600.7